Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of Trade and Other Payables Detailed Information

	2025 $ 'millions	2024 $ 'millions
Trade payables	103	92
Other taxation and social security	19	13
Other payables	9	8
Accruals	130	170
	261	283